Segment Information (Details) - Schedule of Long-Lived Assets by Geographic Area - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Segment Information (Details) - Schedule of Long-Lived Assets by Geographic Area [Line Items]
Long-lived assets	$ 20,112,305	$ 20,601,098
Hong Kong [Member]
Segment Information (Details) - Schedule of Long-Lived Assets by Geographic Area [Line Items]
Long-lived assets	15,124,060	15,468,306
Singapore [Member]
Segment Information (Details) - Schedule of Long-Lived Assets by Geographic Area [Line Items]
Long-lived assets	4,665,463	4,586,546
Mainland China [Member]
Segment Information (Details) - Schedule of Long-Lived Assets by Geographic Area [Line Items]
Long-lived assets	315,347	541,766
India [Member]
Segment Information (Details) - Schedule of Long-Lived Assets by Geographic Area [Line Items]
Long-lived assets	6,857	3,153
Japan [Member]
Segment Information (Details) - Schedule of Long-Lived Assets by Geographic Area [Line Items]
Long-lived assets	$ 578	$ 1,327